Nature of Operations and Summary of Significant Accounting and Reporting Policies - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods (Details)	6 Months Ended
Sep. 30, 2024
Buildings [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	40 years
Property and equipment [Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	3 years
Property and equipment [Member] | Top of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	15 years
Fixtures and fittings [Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Fixtures and fittings [Member] | Top of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Office equipments [Member] | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Office equipments [Member] | Top of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Plant and Machinery | Bottom of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Plant and Machinery | Top of range [Member]
Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years